Financial and other non-current assets - Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Long-term financial investments measured at FVOCI	$ 31	$ 19
Long-term financial investments measured at FVPL	28	67
Long-term receivables from customers	136	164
Minimum lease payments from finance lease agreements	78	91
Long-term loans, advances, and security deposits	34	47
Total financial assets	$ 307	$ 388